Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000222461 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
Percent of Total Long Exposure	76.30%	[1]
Percent of Total Short Exposure	23.70%	[1]
C000222461 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
Percent of Total Long Exposure	3.30%	[1]
Percent of Total Short Exposure	1.00%	[1]
C000222461 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[1],[2]
Percent of Total Long Exposure	18.30%	[1],[2]
Percent of Total Short Exposure		[1],[2]
C000222461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
Percent of Total Long Exposure	4.10%	[1]
Percent of Total Short Exposure	1.60%	[1]
C000222461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
Percent of Total Long Exposure	4.70%	[1]
Percent of Total Short Exposure	2.80%	[1]
C000222461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
Percent of Total Long Exposure	6.20%	[1]
Percent of Total Short Exposure	2.50%	[1]
C000222461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Percent of Total Long Exposure	3.80%	[1]
Percent of Total Short Exposure	2.20%	[1]
C000222461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[1]
Percent of Total Long Exposure	7.30%	[1]
Percent of Total Short Exposure	4.30%	[1]
C000222461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Percent of Total Long Exposure	3.70%	[1]
Percent of Total Short Exposure	1.30%	[1]
C000222461 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Percent of Total Long Exposure	1.80%	[1]
Percent of Total Short Exposure	0.60%	[1]
C000222461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
Percent of Total Long Exposure	6.00%	[1]
Percent of Total Short Exposure	1.90%	[1]
C000222461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[1]
Percent of Total Long Exposure	12.60%	[1]
Percent of Total Short Exposure	3.10%	[1]
C000222461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Percent of Total Long Exposure	4.50%	[1]
Percent of Total Short Exposure	2.40%	[1]
C000222461 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)	[3],[4]
C000222461 [Member] | TBA Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[3],[4]
C000222461 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3],[4]
C000222461 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3],[4]
C000222461 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[3],[4]
C000222461 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[3],[4]
C000222461 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3],[4]
C000222461 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3],[4]
C000222461 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[3],[4]
C000222461 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[3],[4]
C000202322 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
Percent of Total Long Exposure	76.30%	[5]
Percent of Total Short Exposure	23.70%	[5]
C000202322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
Percent of Total Long Exposure	3.30%	[5]
Percent of Total Short Exposure	1.00%	[5]
C000202322 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[5],[6]
Percent of Total Long Exposure	18.30%	[5],[6]
Percent of Total Short Exposure		[5],[6]
C000202322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[5]
Percent of Total Long Exposure	4.10%	[5]
Percent of Total Short Exposure	1.60%	[5]
C000202322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[5]
Percent of Total Long Exposure	4.70%	[5]
Percent of Total Short Exposure	2.80%	[5]
C000202322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[5]
Percent of Total Long Exposure	6.20%	[5]
Percent of Total Short Exposure	2.50%	[5]
C000202322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[5]
Percent of Total Long Exposure	3.80%	[5]
Percent of Total Short Exposure	2.20%	[5]
C000202322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[5]
Percent of Total Long Exposure	7.30%	[5]
Percent of Total Short Exposure	4.30%	[5]
C000202322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
Percent of Total Long Exposure	3.70%	[5]
Percent of Total Short Exposure	1.30%	[5]
C000202322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
Percent of Total Long Exposure	1.80%	[5]
Percent of Total Short Exposure	0.60%	[5]
C000202322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[5]
Percent of Total Long Exposure	6.00%	[5]
Percent of Total Short Exposure	1.90%	[5]
C000202322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[5]
Percent of Total Long Exposure	12.60%	[5]
Percent of Total Short Exposure	3.10%	[5]
C000202322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[5]
Percent of Total Long Exposure	4.50%	[5]
Percent of Total Short Exposure	2.40%	[5]
C000202322 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)	[7],[8]
C000202322 [Member] | TBA Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[7],[8]
C000202322 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7],[8]
C000202322 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7],[8]
C000202322 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[7],[8]
C000202322 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[7],[8]
C000202322 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7],[8]
C000202322 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[7],[8]
C000202322 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[7],[8]
C000202322 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[7],[8]
C000202321 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
Percent of Total Long Exposure	76.30%	[9]
Percent of Total Short Exposure	23.70%	[9]
C000202321 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[9]
Percent of Total Long Exposure	3.30%	[9]
Percent of Total Short Exposure	1.00%	[9]
C000202321 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[9],[10]
Percent of Total Long Exposure	18.30%	[9],[10]
Percent of Total Short Exposure		[9],[10]
C000202321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[9]
Percent of Total Long Exposure	4.10%	[9]
Percent of Total Short Exposure	1.60%	[9]
C000202321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[9]
Percent of Total Long Exposure	4.70%	[9]
Percent of Total Short Exposure	2.80%	[9]
C000202321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[9]
Percent of Total Long Exposure	6.20%	[9]
Percent of Total Short Exposure	2.50%	[9]
C000202321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[9]
Percent of Total Long Exposure	3.80%	[9]
Percent of Total Short Exposure	2.20%	[9]
C000202321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[9]
Percent of Total Long Exposure	7.30%	[9]
Percent of Total Short Exposure	4.30%	[9]
C000202321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
Percent of Total Long Exposure	3.70%	[9]
Percent of Total Short Exposure	1.30%	[9]
C000202321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[9]
Percent of Total Long Exposure	1.80%	[9]
Percent of Total Short Exposure	0.60%	[9]
C000202321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[9]
Percent of Total Long Exposure	6.00%	[9]
Percent of Total Short Exposure	1.90%	[9]
C000202321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[9]
Percent of Total Long Exposure	12.60%	[9]
Percent of Total Short Exposure	3.10%	[9]
C000202321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[9]
Percent of Total Long Exposure	4.50%	[9]
Percent of Total Short Exposure	2.40%	[9]
C000202321 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)	[11],[12]
C000202321 [Member] | TBA Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[11],[12]
C000202321 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11],[12]
C000202321 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11],[12]
C000202321 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[11],[12]
C000202321 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[11],[12]
C000202321 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11],[12]
C000202321 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[11],[12]
C000202321 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[11],[12]
C000202321 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[11],[12]
C000202323 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[13]
Percent of Total Long Exposure	76.30%	[13]
Percent of Total Short Exposure	23.70%	[13]
C000202323 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[13]
Percent of Total Long Exposure	3.30%	[13]
Percent of Total Short Exposure	1.00%	[13]
C000202323 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[13],[14]
Percent of Total Long Exposure	18.30%	[13],[14]
Percent of Total Short Exposure		[13],[14]
C000202323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[13]
Percent of Total Long Exposure	4.10%	[13]
Percent of Total Short Exposure	1.60%	[13]
C000202323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[13]
Percent of Total Long Exposure	4.70%	[13]
Percent of Total Short Exposure	2.80%	[13]
C000202323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[13]
Percent of Total Long Exposure	6.20%	[13]
Percent of Total Short Exposure	2.50%	[13]
C000202323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[13]
Percent of Total Long Exposure	3.80%	[13]
Percent of Total Short Exposure	2.20%	[13]
C000202323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[13]
Percent of Total Long Exposure	7.30%	[13]
Percent of Total Short Exposure	4.30%	[13]
C000202323 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[13]
Percent of Total Long Exposure	3.70%	[13]
Percent of Total Short Exposure	1.30%	[13]
C000202323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[13]
Percent of Total Long Exposure	1.80%	[13]
Percent of Total Short Exposure	0.60%	[13]
C000202323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[13]
Percent of Total Long Exposure	6.00%	[13]
Percent of Total Short Exposure	1.90%	[13]
C000202323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[13]
Percent of Total Long Exposure	12.60%	[13]
Percent of Total Short Exposure	3.10%	[13]
C000202323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[13]
Percent of Total Long Exposure	4.50%	[13]
Percent of Total Short Exposure	2.40%	[13]
C000202323 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)	[15],[16]
C000202323 [Member] | TBA Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[15],[16]
C000202323 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15],[16]
C000202323 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15],[16]
C000202323 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[15],[16]
C000202323 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[15],[16]
C000202323 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15],[16]
C000202323 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[15],[16]
C000202323 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15],[16]
C000202323 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[15],[16]

[1]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[2]	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).
[3]	Excludes short-term securities, short investments and options, if any.
[4]	Excludes underlying investments in equity swaps.
[5]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[6]	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).
[7]	Excludes short-term securities, short investments and options, if any.
[8]	Excludes underlying investments in equity swaps.
[9]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[10]	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).
[11]	Excludes short-term securities, short investments and options, if any.
[12]	Excludes underlying investments in equity swaps.
[13]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[14]	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).
[15]	Excludes short-term securities, short investments and options, if any.
[16]	Excludes underlying investments in equity swaps.